Document And Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Nov. 17, 2020
Entity Registrant Name	2nd Vote Funds
Entity Central Index Key	0001811168
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 17, 2020
Document Effective Date	Nov. 17, 2020
Prospectus Date	Nov. 09, 2020
2ndVote Life Neutral Plus ETF | 2ndVote Life Neutral Plus ETF
Prospectus [Line Items]
Trading Symbol	LYFE
2ndVote Society Defended ETF | 2ndVote Society Defended ETF
Prospectus [Line Items]
Trading Symbol	EGIS